Investment Portfolio - September 30, 2021

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.2%

Communication Services - 2.2%
Integrated Telecommunication Services - 2.2%
Radius Global Infrastructure, Inc. - Class A*	450,579	$7,357,955
Consumer Discretionary - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Hilton Worldwide Holdings, Inc.*	29,167	3,853,253
Information Technology - 3.8%
Internet Services & Infrastructure - 3.8%
Switch, Inc. - Class A	490,244	12,447,295
Real Estate - 92.0%
REITS - Health Care - 7.1%
CareTrust REIT, Inc.	141,050	2,866,136
Community Healthcare Trust, Inc.	119,436	5,397,313
Healthcare Trust of America, Inc. - Class A	113,264	3,359,410
Healthpeak Properties, Inc.	103,392	3,461,564
Ventas, Inc.	56,277	3,107,053
Welltower, Inc.	67,212	5,538,269
		23,729,745
REITS - Hotel & Resort - 1.1%
Apple Hospitality REIT, Inc.	242,019	3,806,959
REITS - Industrial - 17.7%
Duke Realty Corp.	205,984	9,860,454
Innovative Industrial Properties, Inc.	17,989	4,158,517
Prologis, Inc.	256,423	32,163,137
Rexford Industrial Realty, Inc.	155,929	8,848,971
Terreno Realty Corp.	61,184	3,868,664
		58,899,743
REITS - Office - 6.8%
Brandywine Realty Trust	283,017	3,798,088
Cousins Properties, Inc.	215,934	8,052,179
Douglas Emmett, Inc.	103,351	3,266,925
Hibernia REIT plc (Ireland)	1,606,740	2,173,843
Kilroy Realty Corp.	80,507	5,330,369
		22,621,404
REITS - Residential - 30.0%
American Campus Communities, Inc.	116,666	5,652,468
American Homes 4 Rent - Class A	256,695	9,785,213
AvalonBay Communities, Inc.	30,781	6,822,301
Camden Property Trust	46,643	6,878,443
Equity LifeStyle Properties, Inc.	109,992	8,590,375
Essex Property Trust, Inc.	26,961	8,620,510
Flagship Communities REIT	260,343	4,712,208
Invitation Homes, Inc.	336,556	12,900,192
Mid-America Apartment Communities, Inc.	57,958	10,823,657
NexPoint Residential Trust, Inc.	58,513	3,620,787
Sun Communities, Inc.	72,496	13,419,010
UDR, Inc.	152,809	8,095,821
		99,920,985

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Retail - 2.7%
Agree Realty Corp.	46,949	$3,109,432
Getty Realty Corp.	124,960	3,662,578
Realty Income Corp.	31,669	2,054,051
		8,826,061
REITS - Specialized - 26.6%
American Tower Corp.	21,771	5,778,241
Digital Realty Trust, Inc.	65,768	9,500,188
Equinix, Inc.	40,375	31,901,499
Extra Space Storage, Inc.	42,219	7,092,370
Lamar Advertising Co. - Class A	24,550	2,785,197
Life Storage, Inc.	43,906	5,037,774
Public Storage	50,129	14,893,326
SBA Communications Corp.	34,286	11,333,923
		88,322,518
Total Real Estate		306,127,415
TOTAL COMMON STOCKS (Identified Cost $246,253,772)		329,785,918
SHORT-TERM INVESTMENT - 0.7%
Dreyfus Government Cash Management, Institutional Shares, 0.03%[1]
(Identified Cost $2,412,173)	2,412,173	2,412,173
TOTAL INVESTMENTS - 99.9%
(Identified Cost $248,665,945)		332,198,091
OTHER ASSETS, LESS LIABILITIES - 0.1%		468,703
NET ASSETS - 100%		$332,666,794

Investment Portfolio - September 30, 2021

(unaudited)

REIT - Real Estate Investment Trust

*Non-income producing security.

1Rate shown is the current yield as of September 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$7,357,955	$7,357,955	$—	$—
Consumer Discretionary	3,853,253	3,853,253	—	—
Information Technology	12,447,295	12,447,295	—	—
Real Estate*	306,127,415	303,953,572	2,173,843	—
Short-Term Investment	2,412,173	2,412,173	—	—
Total assets	$332,198,091	$330,024,248	$2,173,843	$—

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2020 or September 30, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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